Annual Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Issued Capital [Member]	Equity Reserves [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit [Member]	Non-controlling interest [Member]	Total
Balance, beginning of the year (Cost) at Dec. 31, 2023	$ 412,295	$ 12,200	$ (98,200)	$ (77,643)	$ 7,147	$ 255,799
Balance, beginning of the year (Shares) at Dec. 31, 2023	64,051					64,051
Share-based payments		890		431		$ 1,321
Exercise of restricted share units	$ 693	(693)
Exercise of restricted share units (Shares)	61					61
Expiry of stock options		(544)		544
Share and warrant issuance	$ 0
Share and warrant issuance (Shares)	0
Currency translation adjustment			(35,327)			$ (35,327)
Net loss for the year				(49,828)	(737)	(50,565)
Balance, end of the year (Cost) at Dec. 31, 2024	$ 412,988	11,853	(133,527)	(126,496)	6,410	$ 171,228
Balance, end of the year (Shares) at Dec. 31, 2024	64,112					64,112
Share-based payments		1,629		659		$ 2,288
Exercise of restricted share units	$ 204	(204)
Exercise of restricted share units (Shares)	381					381
Expiry of warrants		(6,721)		6,721
Expiry of stock options		(299)		299
Share and warrant issuance	$ 10,092	11,583				$ 21,675
Share and warrant issuance (Shares)	19,180					19,180
Currency translation adjustment			10,083			$ 10,083
Net loss for the year				(68,509)	(229)	(68,738)
Balance, end of the year (Cost) at Dec. 31, 2025	$ 423,284	$ 17,841	$ (123,444)	$ (187,326)	$ 6,181	$ 136,536
Balance, end of the year (Shares) at Dec. 31, 2025	83,673					83,673